DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details) ₪ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 ILS (₪)	Dec. 31, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from revolving lines of credit	₪ 8.7	$ 2.4